Interest-bearing Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposit Liabilities [Line Items]
Interest-bearing deposits in denominations of $100,000 or more	$ 104,717,280	$ 95,661,871